INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 2,164.0	$ 1,910.6
Write-downs (reversals of write-downs) of inventories	$ 19.7	$ (1.3)